Note 8 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
8
– RELATED PARTY TRANSACTIONS

The Audit Committee has the responsibility to review and approve all transactions to which a related party and the Company may
be a party prior to their implementation, to assess whether such transactions meet applicable legal requirements.

In
April 2018,
one
of the Company’s directors, Richard L. Gabriel, executed a
six
-month consulting contract to help guide operations for the Company’s wholly-owned subsidiary TumorGenesis. Under the terms of the agreement Mr. Gabriel will receive
$12,000
monthly cash payment. In addition, Mr. Gabriel will receive a grant of
240,000
performance-based restricted stock units (“RSU’s”) under the Company’s Amended and Restated
2012
Stock Incentive Plan, with the vesting and payment of the RSU’s based on performance milestones as set forth in the agreement. Mr. Gabriel executed another six
-month consulting contract for these services in
October 2018.
The contract has the same terms as the
April 2018
contract except for the stock grants and performance milestones, which are covered under the original contract. As of this filing date Mr. Gabriel has not
reached any of the prescribed milestones for earning performance based restricted stock units.

NOTE
8
- RELATED PARTY TRANSACTIONS

The Audit Committee has the responsibility to review and approve all transactions to which a related party and the Company may
be a party prior to their implementation, to assess whether such transactions meet applicable legal requirements.

One of the Company’s directors, Richard L. Gabriel, is the Chief Operating Officer and serves as a director of GLG Pharma (“GLG”). Another Company director, Tim Krochuk, is on the supervisory board for GLG. In
September 20, 2016,
the Company entered into a partnership and exclusive reseller agreement with GLG. Under the terms of the agreement, GLG would develop rapid diagnostic tests that utilize fluid and tissue collected by the STREAMWAY System during procedures. The Company agreed to issue an aggregate of
400,000
shares of common stock to GLG in
four
separate tranches of
100,000
shares of common stock in each tranche. The shares reserved in each tranche would be released after the achievement of certain development milestones designated in the agreement. In addition, the Company would pay a royalty to GLG on the sale of individual tests. Also, on
November 1, 2016,
the Company announced that it agreed to grant GLG exclusive rights to market and distribute the STREAMWAY System in the U.K. On
November 2, 2016,
the Company announced that it agreed to grant GLG the same rights in Poland and certain other countries in Central Europe. In
April 2017,
the partnership and exclusive reseller agreement and the distribution agreements between the Company and GLG were terminated.